Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

3. INTANGIBLE ASSETS

Intangible assets include patents purchased and are recorded at their acquisition cost. Intangible assets consisted of the following:

	December 31,
	2025	2024
Patents	$15,087,000	$6,087,000
Less: accumulated amortization	(4,856,737)	(3,048,750)
Net value of intangible assets	$10,230,263	$3,038,250

Weighted Average Amortization Period (Years)	4.24	4.87

Intangible assets are comprised of patents with estimated useful lives. The intangible assets at December 31, 2025 represent:

●	patents acquired in October 2021 from AI for a purchase price of $550,000 pursuant to which the Company retains an amount equal to the purchase price plus any fees incurred out of net proceeds, as defined in the agreement, after which AI is entitled to a percentage of further net proceeds realized, if any; the useful lives of the patents, at the date of acquisition, was approximately 11 years.

●	patents acquired in July 2022 via assignment from AI for a purchase price of $92,000, the useful lives of the patents, at the date of purchase, was approximately 2-4 years.

●	patents acquired July 2022 pursuant to an agreement with Hewlett Packard Enterprise Development LP and Hewlett Packard Enterprise Company for a purchase price of $350,000. The useful lives of the patents, at the date of purchase, was approximately 2-9 years.

●	patents acquired March 2023 from Tower for a purchase price of $3,300,000 pursuant to which the Company retains an amount equal to the purchase price plus a negotiated return and any fees out of net proceeds, as defined in the agreement, after which Tower in entitled to a percentage of further net proceeds realized, if any. The useful lives of the patents, at the date of purchase, was approximately 5-15 years.

●	patents acquired in August 2023 pursuant to an agreement with Koji Yoden for a purchase price of $30,000. The useful lives of the patents, at the date of purchase, was approximately 9-10 years.

●	patents acquired in April 2025 from Monterey Research LLC for a purchase price of $9,000,000. The useful lives of the patents, at the date of purchase, was approximately 5 years.

The Company amortizes the costs of intangible assets over their estimated useful lives on a straight-line basis. Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent.

The Company assesses intangible assets for any impairment to the carrying values. As of December 31, 2025, management concluded that there was no impairment to the intangible assets.

Amortization expense for patents was approximately $1,808,000 and $636,000 for the years ended December 31, 2025 and 2024, respectively. Amortization expense is included in selling, general and administration expenses in the accompanying consolidated statement of operations. Future amortization of intangible assets is as follows:

Year Ended December 31,
2026	2,300,064
2027	2,264,786
2028	2,202,277
2029	1,997,425
Thereafter	1,465,711
Total	$10,230,263